Fuwei Films (Holdings) Co., Ltd (Parent Company) (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Fuwei Films (Holdings) Co., Ltd (Parent Company)
Required percent of accumulated profits, reserve	10.00%	10.00%
Required statutory general reserve, percent of registered capital	50.00%	50.00%
Required statutory general reserve, percent minimum remaining after issuance of shares or increase in par value	25.00%	25.00%
Statutory public welfare fund required amount of profit, percent	5.00%	5.00%
Statutory surplus reserve	$ 5,738	¥ 37,441
Restricted net assets, percent of consolidated net assets	78.40%	78.40%